Pension obligations (Schedule of detailed information about pension expense) - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension Obligations [Line Items]
Defined benefit pension expense	$ 4.7	$ 4.4
Defined contribution pension expense	2.5	2.1
Pension obligations [Member]
Pension Obligations [Line Items]
Current service cost	4.7	4.7
Past service cost	0.0	2.7
Total service cost	4.7	7.5
Net interest expense	0.4	0.2
Administration cost	0.0	0.1
Defined benefit pension expense	5.1	7.8
Defined contribution pension expense	$ 2.5	$ 2.1